Trading assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Loans
Reverse repos	£ 19,404	£ 24,095
Collateral given	18,760	20,579
Other loans	1,611	1,947
Total loans	39,775	46,621
Securities
Financial institutions and corporate	3,446	4,867
Total securities	29,215	30,124
Total	68,990	76,745
Deposits
Repos	19,036	27,885
Collateral received	23,229	21,509
Other deposits	1,804	1,606
Total deposits	44,069	51,000
Debt securities in issue	1,408	1,762
Short positions	26,779	21,187
Total	72,256	73,949
UK
Securities
Central and local government securities	4,184	4,897
USA
Securities
Central and local government securities	5,149	5,458
Other
Securities
Central and local government securities	£ 16,436	£ 14,902